Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail) - Exchange_Rate	Feb. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	17.121	16.8935	19.3615	20.5835